ORGANIZATION AND BUSINESS DESCRIPTION (Details)	12 Months Ended
Jun. 30, 2024
Joy pub Holding Limited [Member]
Date of incorporation/ acquisition	Dec. 09, 2020
Place of incorporation	BVI
Percentage of direct or indirect economic interest	100.00%
Gamehaus Holding Inc [Member]
Date of incorporation/ acquisition	Aug. 02, 2023
Place of incorporation	Cayman Islands
Percentage of direct or indirect economic interest	100.00%
Gamehaus PTE LTD [Member]
Date of incorporation/ acquisition	May 25, 2022
Place of incorporation	Singapore
Percentage of direct or indirect economic interest	100.00%
Gamehaus Limited [Member]
Date of incorporation/ acquisition	Jan. 07, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Gamepromo Co. Limited [Member]
Date of incorporation/ acquisition	May 17, 2021
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Shanghai Haoyu Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Sep. 30, 2022
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Haohan Network Technolog yCo. Ltd [Member]
Date of incorporation/ acquisition	Mar. 04, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Beijing Haoyou Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Apr. 08, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Chongqing Fanfengjian Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Apr. 16, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Fan fengjian Network Technology Co. Ltd [Member]
Date of incorporation/ acquisition	Nov. 19, 2021
Place of incorporation	PRC
Percentage of direct or indirect economic interest	70.00%
Shanghai Kuangre Network Technolog yCo. Ltd [Member]
Date of incorporation/ acquisition	Aug. 25, 2016
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%
Dataverse Co. Limited [Member]
Date of incorporation/ acquisition	Sep. 09, 2016
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Avid.ly Co .Limited [Member]
Date of incorporation/ acquisition	Jun. 21, 2017
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%